Income Taxes - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Equity settled share-based payments	€ 53,350	€ 71,990
Income tax reconciliation effect of equity settled share-based payments		19,883
Recognition of the day one effect of the convertible loan in equity		34,084
Income tax reconciliation effect of recognition of the day one effect of the convertible loan in equity		9,390
Transaction cost deducted from equity		503
Income tax reconciliation effect of transaction cost deducted from equity		139	€ 1,097
Other tax effects	€ (46,120)	€ (29,390)	€ 1,760